Nature of operations	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Nature of operations

1.	Nature of operations

Almonty Industries Inc. (together with its subsidiaries, “Almonty” or the “Company”) is incorporated under the Canada Business Corporations Act. As of September 30, 2026, Almonty’s common shares were listed on the Nasdaq Capital Market (“Nasdaq”) under the symbol ALM and on the Frankfurt Stock Exchange under the symbol ALI1.

The Company’s shares were voluntarily delisted from the Toronto Stock Exchange (“TSX”), effective July 31, 2026 and from the Australian Securities Exchange, effective September 1, 2026.

The head office of the Company is located at 8 South Idaho Street, Suite A, Dillon, Montana, United States. The Company is primarily engaged in the development of the Sangdong tungsten mine project in South Korea (the “Sangdong Mine”), and the Company is currently mining, processing and shipping tungsten concentrate from the Panasqueira tin and tungsten mine in Covilha, Castelo Branco, Portugal (the “Panasqueira Mine”). Additionally, the Company is evaluating its molybdenum project with inferred mineral resources on a separate property adjacent to the tungsten orebody at the Sangdong Mine, as well as evaluating its Valtreixal tungsten mine project located in Western Spain in the province of Zamora (the “Valtreixal Mine”) and the Gentung Browns Lake tungsten project located in Montana, United States (the “Gentung Tungsten Project”). The Company also owns the Los Santos tungsten mine located near Salamanca, Spain (the “Los Santos Mine”), which is currently under care and maintenance.

On July 3, 2025, Almonty effected a share consolidation of its issued and outstanding common shares on the basis of one and a half (1.5) pre-consolidated common shares for one (1) post-consolidated common share (the “Share Consolidation”). Almonty’s common shares commenced trading on a post-consolidation basis on the TSX at the start of trading on July 7, 2025. As a result, Almonty’s issued and outstanding CHESS Depository Interests (“CDIs”), common share purchase warrants (“warrants”), CDI options, stock options, restricted share units (“RSUs”) and deferred share units (“DSUs”) were also consolidated on a 1.5 to 1 basis. All information relating to per common share amounts, issued and outstanding common shares, CDIs, warrants, CDI options, stock options, RSUs and DSUs in these unaudited interim condensed consolidated financial statements has been adjusted retrospectively to reflect the Share Consolidation. There were 285,670,318 (December 31, 2025 - 262,776,228) common shares issued and outstanding as at September 30, 2026 on a post-consolidated basis.

These unaudited interim condensed consolidated financial statements have been prepared on a going concern basis which assumes that the Company will continue operating for the foreseeable future and will be able to realize a return on its assets and discharge its liabilities and commitments in the ordinary course of its business. Management assesses the Company’s ability to continue as a going concern at each reporting date, using quantitative and qualitative information available. As at September 30, 2026, the Company had a working capital position of $1,044,148 (December 31, 2025 – position of $213,175).

During the nine months ended September 30, 2026, the Company received gross proceeds of US$800,000 in conjunction with the issuance of convertible senior notes (the “June 2026 Convertible Senior Notes”), from which US$26,000 was paid for underwriters’ fees and US$1,300 was paid for other transaction costs (Note 11), and paid US$94,800 in conjunction with the related capped call transactions (Note 10). In addition, the Company received $8,648 in conjunction with the exercise of warrants, CDI options and stock options. The Company also repaid its corporate term loan facility with KfW IPEX-Bank GmbH (“KfW”) in the amount of EUR14,662 (Note 11).

Almonty Industries Inc.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

Three and Nine Months Ended September 30, 2026 and 2025

(in thousands of Canadian dollars except for per common share amounts and unless otherwise noted)

The Company’s current forecast indicates that it will have sufficient cash flows from operations and from financings outlined above for the next year to continue as a going concern and settle obligations as they come due. The assessment of the Company’s ability to continue as a going concern, by its nature, relies on estimates of future cash flows and other future events, whose subsequent changes would materially impact the validity of such an assessment.